Subsequent events (Details Narrative) - USD ($) $ in Thousands	Mar. 21, 2025	Mar. 21, 2025
Two Thousand And Twenty Sales Agreement [Member]
Subsequent Event [Line Items]
Sale of stock		541,996
Commitment share,value		$ 1,500
Two Thousand And Twenty Sales Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of stock		541,996
Commitment share,value	$ 75	$ 1,500
Two Thousand And Twenty Sales Agreement [Member] | Subsequent Event [Member] | Cayman Islands Exempt Limited Partnership [Member]
Subsequent Event [Line Items]
Sale of stock		25,000
Cayman Islands Exempt Limited Partnership [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of stock		7,891